INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of short-term investment and long-term investment

	As of December 31,
	2023	2024
	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	54,224	7,304
Structured note - maturity within 1 year	52,296	50,989
Short-term trading securities	—	560
Total short-term investments	106,520	58,853

	As of December 31,
	2023	2024
	US$	US$
Investments accounted for at fair values	3,260	1,083
Equity method investments carried at fair value	31,211	30,585
Equity investments without readily determinable fair values:	44,180	43,530
Equity method investments	25,875	24,119
Total long-term investments	104,526	99,317

Schedule of marketable securities

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Fair value at the beginning of the year	23,127	24,117	34,471
Purchase of securities	—	14,479	—
Disposal of securities	—	(2,597)	—
Change in fair value of securities	828	(1,523)	(2,803)
Foreign currency translation adjustments	162	(5)	—
Fair value at the end of the year	24,117	34,471	31,668

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2023	2024
	US$	US$
Initial cost basis	44,886	44,226
Accumulated impairment	(706)	(696)
Total carrying value	44,180	43,530